Employees - Summary of Total compensation cost for persons Employed by the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee [line items]
Share-based payment expenses	£ 3,862	£ 3,302	£ 1,558
Total	14,194	12,183	10,669
Research and development expenses [member]
Disclosure of employee [line items]
Salaries	4,590	4,126	3,046
Social security costs	456	402	397
Pension contributions	78	73	66
Share-based payment expenses	1,083	1,210	446
Administrative expenses [member]
Disclosure of employee [line items]
Salaries	4,478	3,763	4,832
Social security costs	606	418	681
Pension contributions	124	99	89
Share-based payment expenses	£ 2,779	£ 2,092	£ 1,112